TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12.31.2024	12.31.2023
Services and goods(1)	11,001,308	10,996,158
Interconnection amounts(1)/(2)	632,033	683,876
Vivo Money FIDC	360,411	358,000
Amounts from related parties (Note 29)(1)	63,240	68,924
Gross accounts receivable	12,056,992	12,106,958
Estimated impairment losses	(2,215,251)	(2,437,845)
Net accounts receivable	9,841,741	9,669,113

Current	9,471,592	9,318,077
Non-current	370,149	351,036

(1)The consolidated include R$2,752,975 and R$2,551,270 to be billed to customers on December 31, 2024 and 2023, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.
(2)Refer to billed amounts from other telecommunications operators.

Schedule of amounts receivable, by maturity

	12.31.2024	12.31.2023
Falling due	7,951,826	7,887,693
Overdue – 1 to 30 days	1,134,436	1,134,381
Overdue – 31 to 60 days	261,861	270,926
Overdue – 61 to 90 days	212,887	140,426
Overdue – 91 to 120 days	147,320	138,234
Overdue – over 120 days	133,411	97,453
Total	9,841,741	9,669,113

Schedule of changes in contractual assets arising from the initial adoption of IFRS 15
Schedule of changes in estimated losses for impairment

Balance on December 31, 2022	(2,396,382)
Supplement to estimated losses, net of reversal (Note 26.)	(1,362,678)
Write-off	1,321,215
Balance on December 31, 2023	(2,437,845)
Supplement to estimated losses, net of reversal (Note 26.)	(1,523,263)
Write-off	1,750,394
Business combination - IPNET (Note 1.c.2.)	(4,537)
Balance on December 31, 2024	(2,215,251)